NOTES PAYABLE CURRENT (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Notes payable, related parties	$ 229,000	$ 0
Demand Notes Payable To Director 6% Unsecured [Member]
Notes payable, related parties	130,000	0
Demand Note Payable To Employee 6% Unsecured [Member]
Notes payable, related parties	50,000	0
Demand Notes Payable To Officer and Director [Member]
Notes payable, related parties	37,000	0
Demand Note Payable Officer And Director [Member]
Notes payable, related parties	$ 12,000	$ 0